Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Financing receivables, net	$ 12,052				$ 13,445				$ 12,052	$ 13,445
Investment securities (Note 3)	31,973				35,505				31,973	35,505
Other Assets	37,471				24,836				37,471	24,836
Nonrecourse Borrowings	3,083				4,403				3,083	4,403
Other Liabilities	22,558				16,511				22,558	16,511
Total revenues of consolidated VIEs									117,386	117,184	$ 113,245	$ 112,588	$ 110,062
Appliances
Variable Interest Entity [Line Items]
Current Receivables	737				686				737	686
Consolidated VIE
Variable Interest Entity [Line Items]
Financing receivables, net	882				1,030				882	1,030
Current Receivables	3,867				3,306				3,867	3,306
Investment securities (Note 3)	1,404				3,374				1,404	3,374
Other Assets	3,004				2,278				3,004	2,278
Assets VIE	9,157				9,988				9,157	9,988
Borrowings	1,297				517				1,297	517
Nonrecourse Borrowings	3,083				3,128				3,083	3,128
Other Liabilities	1,872				2,373				1,872	2,373
Liabilities VIE	6,252				6,018				6,252	6,018
Total revenues of consolidated VIEs	0				0				1,638	1,457	994
Cost of sales and services sold									1,232	823	675
Acquisition Alstom
Variable Interest Entity [Line Items]
Assets VIE	13,235								13,235
Liabilities VIE	9,293								9,293
Redeemable noncontrolling interest in joint venture									2,859
Other 1 [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	882				1,030				882	1,030
Current Receivables	361				278				361	278
Investment securities (Note 3)	995				1,005				995	1,005
Other Assets	2,934				2,259				2,934	2,259
Assets VIE	5,172				4,572				5,172	4,572
Borrowings	1,297				517				1,297	517
Nonrecourse Borrowings	61				436				61	436
Other Liabilities	1,654				1,325				1,654	1,325
Liabilities VIE	3,012				2,278				3,012	2,278
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Investment securities (Note 3)	1,404								1,404
Non-recourse borrowings	3,083								3,083
Commingled cash amounts owed to CSEs	1,093				856				1,093	856
Commingled cash receivable from CSEs	7				2				7	2
Industrial Equipment Joint Venture [Member]
Variable Interest Entity [Line Items]
Assets VIE	821								821
Liabilities VIE	818								818
Power Generating And Leasing [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,151								1,151
Liabilities VIE	1,079								1,079
Insurance Entities [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,114								1,114
Liabilities VIE	532								532
GE Capital
Variable Interest Entity [Line Items]
Financing receivables, net	25,003				25,647				25,003	25,647
Investment securities (Note 3)	31,827				35,425				31,827	35,425
Other Assets	25,287				17,445				25,287	17,445
Non-recourse borrowings	1,537				1,183				1,537	1,183
Nonrecourse Borrowings	3,083				4,403				3,083	4,403
Other Liabilities	9,351				5,583				9,351	5,583
Total revenues of consolidated VIEs	2,585	$ 2,660	$ 2,690	$ 2,866	2,919	$ 2,763	$ 2,676	$ 2,963	10,801	11,320	$ 11,267	$ 11,268	$ 11,843
GE Capital | Trinity [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	0				0				0	0
Current Receivables	0				0				0	0
Investment securities (Note 3)	409				2,369				409	2,369
Other Assets	46				17				46	17
Assets VIE	455				2,386				455	2,386
Borrowings	0				0				0	0
Nonrecourse Borrowings	0				0				0	0
Other Liabilities	184				1,022				184	1,022
Liabilities VIE	184				1,022				184	1,022
Intercompany Advances Eliminated In Consolidation	30				1,565				30	1,565
GE Capital | Trade Receivable [Member]
Variable Interest Entity [Line Items]
Financing receivables, net	0				0				0	0
Current Receivables	3,506				3,028				3,506	3,028
Investment securities (Note 3)	0				0				0	0
Other Assets	24				2				24	2
Assets VIE	3,530				3,030				3,530	3,030
Borrowings	0				0				0	0
Nonrecourse Borrowings	3,022				2,692				3,022	2,692
Other Liabilities	34				26				34	26
Liabilities VIE	$ 3,056				$ 2,718				$ 3,056	$ 2,718